THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlus AssuranceSM Bonus, ChoicePlusSM Design
ChoicePlus AssuranceSM Series, ChoicePlusSM Rollover
ChoicePlusSM Signature, Lincoln InvestmentSolutionsSM Variable Annuity

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlus AssuranceSM Bonus, ChoicePlusSM Design
ChoicePlusSM Signature, ChoicePlus AssuranceSM Series
Lincoln InvestmentSolutionsSM Variable Annuity

Supplement dated September 23, 2013 to the Prospectus dated May 1, 2013, as supplemented

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlus AssuranceSM Prime

Supplement dated September 23, 2013 to the Prospectus dated June 3, 2013, as supplemented

This Supplement outlines fund name changes for certain funds that are offered as investment options under your annuity contract. All other provisions outlined in your prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Lincoln Variable Insurance Products Trust has informed us that, effective November 11, 2013, the name of the following funds will be changed, according to the table below. The fees and investment objective of the funds will not change.

CURRENT FUND NAME	NEW FUND NAME

LVIP RPM BlackRock Global Allocation V.I. Fund	LVIP BlackRock Global Allocation V.I. RPM Fund
LVIP RPM VIP Contrafund® Portfolio	LVIP VIP Contrafund® RPM Portfolio

Please retain this Supplement for future reference.